CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 1.4%
162,100	CyberAgent, Inc.	$ 1,623,552

	APPAREL & TEXTILE PRODUCTS - 2.2%
1,175,958	Grendene S.A.	1,056,300
33,397	Youngone Corporation	1,443,547
		2,499,847
	ASSET MANAGEMENT - 1.8%
34,932	DWS Group GmbH & Company KGaA	2,092,994

	AUTOMOTIVE - 7.1%
52,500	Exedy Corporation	1,648,150
77,800	FCC Company Ltd.	1,561,669
2,070,000	Nexteer Automotive Group Ltd.	1,544,738
57,500	Stanley Electric Company Ltd.	1,084,465
74,200	Tokai Rika Company Ltd.	1,188,054
77,700	Toyota Boshoku Corporation	1,104,201
		8,131,277
	BEVERAGES - 0.9%
923,000	Budweiser Brewing Company APAC Ltd.	968,916

	BIOTECH & PHARMA - 2.5%
935,000	Beijing Tong Ren Tang Chinese Medicine Company Ltd.	1,086,656
1,062,000	China Medical System Holdings Ltd.	1,803,180
		2,889,836
	CHEMICALS - 3.0%
17,040	Brenntag S.E.	1,057,716
221,571	ICL Group Ltd.	1,380,205
2,125	Schweiter Technologies A.G.	980,841
		3,418,762
	COMMERCIAL SUPPORT SERVICES - 1.1%
23,810	S-1 Corporation	1,261,816

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CONSTRUCTION MATERIALS - 1.0%
240,202	Breedon Group PLC	$ 1,145,063

	CONTAINERS & PACKAGING - 1.3%
107,890	Transcontinental, Inc., Class A	1,500,462

	ELECTRIC UTILITIES - 1.0%
163,655	CPFL Energia S.A.	1,102,080

	ELECTRICAL EQUIPMENT - 3.3%
123,800	Anritsu Corporation	1,334,457
2,475	Dormakaba Holding A.G.	2,389,149
		3,723,606
	ENGINEERING & CONSTRUCTION - 7.2%
122,976	Bravida Holding A.B.	1,154,189
175,800	Kandenko Company Ltd.	4,164,697
75,200	MIRAIT ONE Corporation	1,345,595
66,396	Skanska A.B., Class B	1,549,039
		8,213,520
	ENTERTAINMENT CONTENT - 2.3%
30,800	DoubleUGames Company Ltd.	1,232,204
58,680	Mixi, Inc.	1,342,930
		2,575,134
	FOOD - 4.3%
990,611	First Resources Ltd.	1,155,775
135,469	JBS N.V. - GDR(a)	1,850,669
1,884,000	WH Group Ltd.	1,886,150
		4,892,594
	GAS & WATER UTILITIES - 1.1%
588,196	Centrica PLC	1,278,599

	HEALTH CARE FACILITIES & SERVICES - 2.0%
16,244	CVS Health Corporation	1,008,752
574,900	Odontoprev S.A.	1,224,786
		2,233,538

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME & OFFICE PRODUCTS - 4.1%
28,875	Coway Company Ltd.	$ 2,239,562
4,659,500	JS Global Lifestyle Company Ltd.(a)	1,044,233
242,800	Kokuyo Company Ltd.	1,430,576
		4,714,371
	HOUSEHOLD PRODUCTS - 0.9%
4,649	LG H&H Company Ltd.	1,047,939

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
564,622	Bolsa Mexicana de Valores SAB de C.V.	1,208,335

	LEISURE FACILITIES & SERVICES - 3.1%
186,800	Sankyo Company Ltd.	3,485,882

	MACHINERY - 2.8%
31,228	Doosan Bobcat, Inc.	1,231,069
5,809,000	Lonking Holdings Ltd.	1,960,542
		3,191,611
	MEDICAL EQUIPMENT & DEVICES - 2.5%
1,298,500	Kangji Medical Holdings Ltd.	1,405,960
1,612,200	Shandong Weigao Group Medical Polymer Company Ltd., H Shares	1,417,787
		2,823,747
	METALS & MINING - 8.1%
11,350,800	Aneka Tambang Tbk	1,963,610
142,209	Dundee Precious Metals, Inc.	2,298,991
716,725	Perseus Mining Ltd.	1,496,271
74,132	Torex Gold Resources, Inc.(a)	2,088,173
31,579	Valterra Platinum Limited	1,418,315
		9,265,360
	OIL & GAS PRODUCERS - 3.0%
5,297,363	Dana Gas PJSC	1,104,390
690,932	Ithaca Energy PLC	1,586,827
47,260	Paramount Resources Ltd.	726,841
		3,418,058

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	PUBLISHING & BROADCASTING - 2.0%
1,096,453	ITV PLC	$ 1,189,318
71,736	Metropole Television S.A.	1,048,445
		2,237,763
	REAL ESTATE OWNERS & DEVELOPERS - 2.0%
115,900	Japan Wool Textile Company Ltd. (The)	1,070,484
1,090,000	Sino Land Company Ltd.	1,256,445
		2,326,929
	REAL ESTATE SERVICES - 1.1%
274,400	Poly Property Services Company Ltd.	1,217,914

	RETAIL - CONSUMER STAPLES - 4.8%
40,052	Empire Company Ltd., Class A	1,595,026
84,300	Life Corporation	1,347,369
1,897,000	Puregold Price Club, Inc.	1,303,492
71,200	Welcia Holdings Company Ltd.	1,194,760
		5,440,647
	RETAIL - DISCRETIONARY - 2.3%
21,676	F&F Company Ltd.	1,080,186
20,900	Shimamura Company Ltd.	1,513,357
		2,593,543
	SEMICONDUCTORS - 0.8%
24,200	LX Semicon Company Ltd.	948,555

	SOFTWARE - 1.1%
52,000	Justsystems Corporation	1,309,573

	STEEL - 2.9%
34,618	Aperam S.A.	1,018,802
76,881	BlueScope Steel Ltd.	1,165,507
44,900	Maruichi Steel Tube Ltd.	1,085,518
		3,269,827
	TECHNOLOGY HARDWARE - 3.1%
68,200	Mabuchi Motor Company Ltd.	986,101
177,200	Telefonaktiebolaget LM Ericsson, Class B	1,287,318

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 3.1% (Continued)
166,300	VTech Holdings Ltd.	$ 1,232,280
		3,505,699
	TECHNOLOGY SERVICES - 2.0%
473,612	Serco Group PLC	1,305,026
53,374	TietoEVRY OYJ	919,270
		2,224,296
	TELECOMMUNICATIONS - 1.2%
185,116	Vodacom Group Ltd.	1,409,428

	TRANSPORTATION & LOGISTICS - 5.2%
101,400	DHT Holdings, Inc.	1,124,526
74,863	HMM Company Ltd.	1,251,634
1,168,000	Kerry Logistics Network Ltd.	1,228,273
105,717	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,249,686
101,500	SG Holdings Company Ltd.	1,126,128
		5,980,247
	WHOLESALE - CONSUMER STAPLES - 1.1%
33,100	Kato Sangyo Company Ltd.	1,256,436

	TOTAL COMMON STOCKS (Cost $88,913,624)	112,427,756
	TOTAL INVESTMENTS - 98.7% (Cost $88,913,624)	$ 112,427,756
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	1,534,544
	NET ASSETS - 100.0%	$ 113,962,300

ADR	- American Depositary Receipt
Ltd.	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.